Income taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - HMH Holding BV And Subsidiaries [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Net operating loss carryforwards	$ 9,330	$ 11,144
Interest carryforwards	10,885	18,713
Employee benefit plan liabilities	3,207	3,490
Property, plant and equipment	249	2,437
Provisions	7,222	4,777
Inventories	8,944	8,580
Other	1,420	0
Total deferred tax asset	41,257	49,141
Valuation allowance	(21,253)	(26,325)
Total deferred tax asset after valuation allowance	20,004	22,816
Deferred tax liabilities
Customer relationships	(8,981)	(10,229)
Other intangible assets	(3,435)	(2,662)
Contract assets	(7,878)	(3,244)
Derivative financial instruments	(1,560)	(3,049)
Other	(14)	(3,619)
Total deferred tax liabilities	(21,868)	(22,803)
Net deferred tax (liability) asset	$ (1,864)	$ 13